Notes Payable Officers and Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 7 – Convertible Debt

Description	September 30, 2016	December 31, 2015
Six convertible promissory notes, in amount ranging from$27,777 to $55,000, maturing within from one year to two years, bearing interest ranging from 5% to 12% per annum, convertible into common stock at conversion prices ranging from 35% to 60% of the lowest price in the prior 20 to 25 trading days. The Company expects all debt will be converted to common shares.	$234,777	$-
Less: debt discount	(234,777)	-
Less: conversions	(9,189)	-
Add: amortization of debt discount	118,314	-
Balance of convertible debt, net	109,125	-
Less: current portion	102,476	-
Long-term convertible debt, net	$6,649	$-

Debt Discount

During the nine months ended September 30, 2016, the Company recorded debt discounts totaling $234,777 and amortized debt discount of $118,314 resulting in the following net discount at September 30, 2016:

	September 30, 2016	December 31, 2015
Debt discount	$234,777	$-
Accumulated amortization of debt discount	(118,314)	-
Debt discount - net	$116,463	$-

On March 23, 2016, the Company issued a two year $250,000 convertible promissory note to JMJ Financial, a Nevada sole proprietorship which bears interest at the rate of 12% per annum on the principal sum of the outstanding (“JMJ Note”).   The Company drew down $25,000 on March 23, 2016.  The $25,000 JMJ Note was converted into an aggregate of 12,688,015 presplit shares of common stock through several conversions in October, 2016 and was considered paid in full on November 2, 2016.

On March 25, 2016, the Company received net proceeds of $35,000 after expenses, for a one (1) year $40,000 face amount of 8% Convertible Note in favor of EMA Financial, LLC (“EMA Note”).  The EMA Note was converted into an aggregate of 43,444,952 presplit shares of common stock through several conversions in October and November, 2016 and was considered paid in full on November 3, 2016.

On April 1, 2016, the Company issued a one year $55,000 convertible promissory note to Essex Global Investment Corp. (“Essex”) which bears interest at the rate of 10% per annum on the principal sum of the outstanding (“Essex Note”).  The Essex Note was converted into an aggregate of 25,648,486 presplit shares of common stock through several conversions in October and November, 2016 and was considered paid in full as of November 4, 2016.

On April 5, 2016, the Company received net proceeds of $33,300 after expenses, from a one (1) year $42,000 face amount of 5% Convertible Note in favor of Crown Bridge Partners, LLC (“CBP Note”).  The CBP Note was converted into an aggregate of 64,169,000 presplit shares of common stock through several conversions in October and November, 2016 and was considered paid in full as of  November  16, 2016.

On May 4, 2016, the Company received net proceeds of $33,750 after expenses, from a nine [9] month $40,000 face amount of 10% Convertible Note in favor of Auctus Fund, LLC (“AFL Note”).  The AFL Note was partially converted into an aggregate of 15,042,000 presplit shares of common stock through several conversions in October and November, 2016 with a  principal balance  of  $23,989.00 remaining unpaid as of  November  16, 2016.

On May 9, 2016, the Company entered into an agreement with Adar Bays, LLC a Florida Limited Company (Adar), with respect to a private investment up to $60,000 of the convertible debt securities with a 9 month term.  The $60,000 convertible debt is comprised of a $30,000 front-end note and one $30,000 back-end note.  The principal and accrued interest under the notes will be convertible into shares of common stock of the Company. The Company does not intend to take down the back-end note. As of September 30, 2016, the Company had borrowed $30,000 against the front-end note and no additional funds were borrowed from Adar. The Adar note was partially converted into an aggregate of 4,242,424 presplit shares of common stock through several conversions in October and November, 2016  with a principal balance remaining of $23,000.00 as of  November 16, 2016.

In accordance with the Statement of Financial Accounting Standard ASC 820-10-35-37 Fair Value in Financial Instruments, Statement of Financial Accounting Standard ASC 815 Accounting for Derivative Instruments and Hedging Activities require that instruments with embedded derivative features be valued at their market values.  The Company hired a valuation consultant to value the Convertible Debentures for the derivative portion of the instruments. The Binomial model was used to value the derivative liability for the nine months period ending September 30, 2016 at $743,467, with a derivative liability adjustment to $375,875 as of September 30, 2016 including two conversions totaling $23,141.  The total impact to the Consolidated Statement of Operations for the period ending September 30, 2016 is a negative $(346,040). The long term portion of this derivative liability is $43,358.

Note 10 Notes Payable Officers and Related Party Transactions

Officer loans are demand notes totaling $69,944 and $60,000, respectively, as of December 31, 2015 and December 31, 2014.  These notes provide for interest at 12% per annum and are unsecured.  Notes payable to the Directors resulted in interest charges of $7,979 and $7,222 for the periods ended December 31, 2015 and December 31, 2014, respectively.